Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,477,000
Previously Paid Amount	0.00
Total Fee Amount	480.17
Total Offset Amount	0.00
Net Fee	480.17
Narrative - Max Aggregate Offering Price	$ 3,477,000
Final Prospectus	true